Deposits (Details Textual) - USD ($) $ in Millions	Jun. 30, 2017	Jun. 30, 2016
Deposits (Textual)
Certificate of deposit accounts with balances equal to or in excess of $250,000 totaling	$ 4.7	$ 5.2